UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22592

 NAME OF REGISTRANT:                     DoubleLine Opportunistic
                                         Credit Fund



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 2002 N. Tampa St. Suite 200
                                         Tampa, FL 33602



 NAME AND ADDRESS OF AGENT FOR SERVICE:  Ronald R. Redell
                                         c/o DoubleLine Capital LP
                                         2002 N. Tampa St. Suite 200
                                         Tampa, FL 33602

 REGISTRANT'S TELEPHONE NUMBER:          (213) 633-8200

 DATE OF FISCAL YEAR END:                09/30

 DATE OF REPORTING PERIOD:               07/01/2021 - 06/30/2022


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

Doubleline Opportunistic Credit Fund
--------------------------------------------------------------------------------------------------------------------------
 JPMORGAN TR II                                                                              Agenda Number:  935492671
--------------------------------------------------------------------------------------------------------------------------
        Security:  4812C2270
    Meeting Type:  Special
    Meeting Date:  23-Nov-2021
          Ticker:  MGMXX
            ISIN:  US4812C22704
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       John F. Finn                                              Mgmt          For                            For
       Stephen P. Fisher                                         Mgmt          For                            For
       Gary L. French                                            Mgmt          For                            For
       Kathleen M. Gallagher                                     Mgmt          For                            For
       Robert J. Grassi                                          Mgmt          For                            For
       Frankie D. Hughes                                         Mgmt          For                            For
       Raymond Kanner                                            Mgmt          For                            For
       Thomas P. Lemke                                           Mgmt          For                            For
       Lawrence Maffia                                           Mgmt          For                            For
       Mary E. Martinez                                          Mgmt          For                            For
       Marilyn McCoy                                             Mgmt          For                            For
       Dr. Robert A. Oden, Jr.                                   Mgmt          For                            For
       Marian U. Pardo                                           Mgmt          For                            For
       Emily A. Youssouf                                         Mgmt          For                            For
       Robert F. Deutsch                                         Mgmt          For                            For
       Nina O. Shenker                                           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MCDERMOTT INTERNATIONAL, LTD                                                                Agenda Number:  935630043
--------------------------------------------------------------------------------------------------------------------------
        Security:  G5924V106
    Meeting Type:  Annual
    Meeting Date:  14-Jun-2022
          Ticker:  MCDIF
            ISIN:  BMG5924V1063
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To appoint Michael McKelvy as Chairman of                 Mgmt          Against                        Against
       the 2022 Annual General Meeting of Members.

2.     DIRECTOR
       Craig Broderick                                           Mgmt          For                            For
       Neil Bruce                                                Mgmt          For                            For
       Barbara Duganier                                          Mgmt          For                            For
       Andrew Gould                                              Mgmt          For                            For
       Alan Hirshberg                                            Mgmt          For                            For
       Nils Larsen                                               Mgmt          For                            For
       Lee McIntire                                              Mgmt          For                            For
       Michael McKelvy                                           Mgmt          For                            For
       Paul Soldatos                                             Mgmt          For                            For

3.     To approve amendments to Bye-Law 31 of the                Mgmt          For                            For
       Amended and Restated Bye-Laws of McDermott
       International, Ltd.

4.     To appoint Ernst & Young LLP as the Auditor               Mgmt          For                            For
       of McDermott International, Ltd for a term
       extending until the close of the 2023
       Annual General Meeting of Members and give
       the Audit Committee of the Board of
       Directors the authority to set the
       remuneration of the Company's Auditor.




--------------------------------------------------------------------------------------------------------------------------
 MORGAN STANLEY INSTITUTIONAL LIQUIDITY                                                      Agenda Number:  935543391
--------------------------------------------------------------------------------------------------------------------------
        Security:  61747C707
    Meeting Type:  Special
    Meeting Date:  31-Mar-2022
          Ticker:  MVRXX
            ISIN:  US61747C7074
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Nancy C. Everett                                          Mgmt          For                            For
       Jakki L. Haussler                                         Mgmt          For                            For
       Patricia A. Maleski                                       Mgmt          For                            For
       Frances L. Cashman                                        Mgmt          For                            For
       Eddie A. Grier                                            Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SUMMIT MIDSTREAM PARTNERS, LP                                                               Agenda Number:  935586113
--------------------------------------------------------------------------------------------------------------------------
        Security:  866142409
    Meeting Type:  Annual
    Meeting Date:  24-Jun-2022
          Ticker:  SMLP
            ISIN:  US8661424098
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Lee Jacobe                                                Mgmt          For                            For
       Jerry L. Peters                                           Mgmt          For                            For

2.     Approval of the Summit Midstream Partners,                Mgmt          For                            For
       LP 2022 Long-Term Incentive Plan.

3.     Ratification of Independent Accounting                    Mgmt          For                            For
       Firm.

4.     Approval of the Advisory Resolution on                    Mgmt          For                            For
       Executive Compensation.

5.     Advisory Vote on Frequency of Future                      Mgmt          1 Year                         For
       Advisory Votes on Executive Compensation.



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         DoubleLine Opportunistic Credit Fund
By (Signature)       /s/ Ronald R Redell
Name                 Ronald R Redell
Title                President
Date                 08/30/2022